Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenues
Gross Sales	$ 48,811	$ 13,914	[1]	$ 21,715	[1]
Less: Royalties	2,454	371	[1]	1,173	[1]
Revenues	46,357	13,543	[1]	20,542	[1]
Expenses
Purchased Product	23,481	5,681	[1]	8,789	[1]
Transportation and Blending	7,883	4,728	[1]	5,184	[1]
Operating	4,716	1,955	[1]	2,088	[1]
(Gain) Loss on Risk Management	995	308	[1]	156	[1]
Depreciation, Depletion and Amortization	5,886	3,464	[1]	2,249	[1]
Exploration Expense	18	91	[1]	82	[1]
(Income) Loss From Equity-Accounted Affiliates	(57)	0	[1]	0	[1]
Segment Income (Loss)	3,435	(2,684)		1,994
General and Administrative	849	292	[1]	331	[1]
Finance Costs	1,082	536	[1]	511	[1]
Interest Income	(23)	(9)	[1]	(12)	[1]
Integration Costs	349	29	[1]	0	[1]
Foreign Exchange (Gain) Loss, Net	(174)	(181)	[1]	(404)	[1]
Re-measurement of Contingent Payment	575	(80)	[1]	164	[1]
(Gain) Loss on Divestiture of Assets	(229)	(81)	[1]	(2)	[1]
Other (Income) Loss, Net	(309)	40	[1]	9	[1]
Total Non-operating (Income) Expense	2,120	546		597
Earnings (Loss) Before Income Tax	1,315	(3,230)	[1]	1,397	[1]
Income Tax Expense (Recovery)	728	(851)	[1]	(797)	[1]
Net Earnings (Loss)	587	(2,379)	[1]	2,194	[1]
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	993	252		7
Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	2	56		149
Upstream
Revenues
Gross Sales	27,844	9,708		14,036
Less: Royalties	2,454	371		1,173
Revenues	25,390	9,337		12,863
Expenses
Purchased Product	4,843	1,530		2,471
Transportation and Blending	7,930	4,764		5,234
Operating	3,241	1,476		1,406
Operating Margin	8,588	1,299		3,729
Depreciation, Depletion and Amortization	3,161	2,567		1,862
Exploration Expense	18	91		82
(Income) Loss From Equity-Accounted Affiliates	(52)	0		0
Segment Income (Loss)	5,442	(1,416)		1,693
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	788	268		23
Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	19	57		92
Downstream
Revenues
Gross Sales	26,673	4,815		8,368
Less: Royalties	0	0		0
Revenues	26,673	4,815		8,368
Expenses
Purchased Product	23,526	4,429		6,735
Transportation and Blending	0	0		0
Operating	2,258	785		918
Operating Margin	785	(378)		731
Depreciation, Depletion and Amortization	2,607	736		280
Exploration Expense	0	0		0
(Income) Loss From Equity-Accounted Affiliates	0	0		0
Segment Income (Loss)	(1,823)	(1,113)		450
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	104	(21)		(16)
Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	1	(1)		1
Oil Sands
Revenues
Gross Sales		8,804		13,101
Expenses
Purchased Product		1,262		2,231
Oil Sands | Upstream
Revenues
Gross Sales	22,827	8,804		13,101
Less: Royalties	2,196	331		1,143
Revenues	20,631	8,473		11,958
Expenses
Purchased Product	3,188	1,262		2,231
Transportation and Blending	7,841	4,683		5,152
Operating	2,451	1,156		1,067
Operating Margin	6,365	1,104		3,485
Depreciation, Depletion and Amortization	2,666	1,687		1,543
Exploration Expense	16	9		18
(Income) Loss From Equity-Accounted Affiliates	(5)	0		0
Segment Income (Loss)	3,670	(649)		1,832
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	786	268		23
Oil Sands | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	18	57		92
Conventional | Upstream
Revenues
Gross Sales	3,235	904		935
Less: Royalties	150	40		30
Revenues	3,085	864		905
Expenses
Purchased Product	1,655	268		240
Transportation and Blending	74	81		82
Operating	551	320		339
Operating Margin	803	195		244
Depreciation, Depletion and Amortization	3	880		319
Exploration Expense	(3)	82		64
(Income) Loss From Equity-Accounted Affiliates	0	0		0
Segment Income (Loss)	802	(767)		(139)
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	2	0		0
Conventional | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	1	0		0
Offshore | Upstream
Revenues
Gross Sales	1,782	0		0
Less: Royalties	108	0		0
Revenues	1,674	0		0
Expenses
Purchased Product	0	0		0
Transportation and Blending	15	0		0
Operating	239	0		0
Operating Margin	1,420	0		0
Depreciation, Depletion and Amortization	492	0		0
Exploration Expense	5	0		0
(Income) Loss From Equity-Accounted Affiliates	(47)	0		0
Segment Income (Loss)	970	0		0
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
Offshore | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
Canadian Manufacturing | Downstream
Revenues
Gross Sales	4,472	82		77
Less: Royalties	0	0		0
Revenues	4,472	82		77
Expenses
Purchased Product	3,552	0		0
Transportation and Blending	0	0		0
Operating	388	37		41
Operating Margin	532	45		36
Depreciation, Depletion and Amortization	167	8		7
Exploration Expense	0	0		0
(Income) Loss From Equity-Accounted Affiliates	0	0		0
Segment Income (Loss)	365	37		29
Canadian Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
Canadian Manufacturing | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
U.S. Manufacturing | Downstream
Revenues
Gross Sales	20,043	4,733		8,291
Less: Royalties	0	0		0
Revenues	20,043	4,733		8,291
Expenses
Purchased Product	17,955	4,429		6,735
Transportation and Blending	0	0		0
Operating	1,772	748		877
Operating Margin	212	(423)		695
Depreciation, Depletion and Amortization	2,381	728		273
Exploration Expense	0	0		0
(Income) Loss From Equity-Accounted Affiliates	0	0		0
Segment Income (Loss)	(2,170)	(1,150)		421
U.S. Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	104	(21)		(16)
U.S. Manufacturing | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	1	(1)		1
Retail | Downstream
Revenues
Gross Sales	2,158	0		0
Less: Royalties	0	0		0
Revenues	2,158	0		0
Expenses
Purchased Product	2,019	0		0
Transportation and Blending	0	0		0
Operating	98	0		0
Operating Margin	41	0		0
Depreciation, Depletion and Amortization	59	0		0
Exploration Expense	0	0		0
(Income) Loss From Equity-Accounted Affiliates	0	0		0
Segment Income (Loss)	(18)	0		0
Retail | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
Retail | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
Corporate and Eliminations
Revenues
Gross Sales	(5,706)	(609)		(689)
Less: Royalties	0	0		0
Revenues	(5,706)	(609)		(689)
Expenses
Purchased Product	(4,888)	(278)		(417)
Transportation and Blending	(47)	(36)		(50)
Operating	(783)	(306)		(236)
Depreciation, Depletion and Amortization	118	161		107
Exploration Expense	0	0		0
(Income) Loss From Equity-Accounted Affiliates	(5)	0		0
Segment Income (Loss)	(184)	(155)		(149)
General and Administrative	849	292		331
Finance Costs	1,082	536		511
Interest Income	(23)	(9)		(12)
Integration Costs	349	29		0
Foreign Exchange (Gain) Loss, Net	(174)	(181)		(404)
Re-measurement of Contingent Payment	575	(80)		164
(Gain) Loss on Divestiture of Assets	(229)	(81)		(2)
Other (Income) Loss, Net	(309)	40		9
Total Non-operating (Income) Expense	2,120	546		597
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	101	5		0
Corporate and Eliminations | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	$ (18)	$ 0		$ 56

[1]	See Note 3(w) for revisions to comparative results.